Restructuring and Impairment	12 Months Ended
Dec. 31, 2022
Restructuring And Impairment [Abstract]
Restructuring and Impairment

29. RESTRUCTURING AND IMPAIRMENT

During 2022, the overall market for COVID testing declined throughout the year. As COVID and COVID-related testing products were a significant portion of the Group’s revenue, in response the Group undertook actions to align its operations with customer demands. Restructuring actions and costs in 2022 included headcount reductions and facility consolidations in an effort to streamline operations; the elimination of certain product development projects; and write downs of excess inventories due to lower than expect COVID demand and inventory for future product offerings not currently being developed.

In addition to the restructuring actions undertaken, as discussed in Note 11, the Group recorded impairment charges related to excess manufacturing capacity.

Restructuring and impairment charges have been recorded in the Statement of Profit and Loss in 2022 as follows:

			Excess
	Impairments	Restructuring	Inventories	Total
Cost of Sales	49,437	787	46,887	97,111
Research and development expenses	-	1,599	-	1,599
Selling, marketing and administrative expenses	-	1,033	-	1,033
Total	49,437	3,419	46,887	99,743